Trade and Other Receivables - Schedule of Aging of Gross Trade Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Aging of Trade Receivables [Line Items]
Gross trade receivables	$ 1,097	$ 1,117
Current-30 days [member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	950	884
Past due 31-60 days [Member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	42	55
Past due 61-90 days [Member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	27	33
Past due 91-180 days [Member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	37	85
Past due >180 days [Member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	$ 41	$ 60